Disclosure of detailed information about reclamation bonds (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Reclamation bonds	$ 443,599	$ 515,748
Sweden [Member]
Statements Line Items
Reclamation bonds	12,493	12,625
Turkey [Member]
Statements Line Items
Reclamation bonds	6,123	5,669
USA [Member]
Statements Line Items
Reclamation bonds	$ 424,983	$ 497,454